Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000
Common stock, shares issued	829,631	829,631	237,191
Common stock, shares outstanding	829,631	829,631	237,191
Series A-1 Preferred Stock [Member]
Preferred stock, shares authorized	450,000	450,000	450,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, stated value	$ 100,000	$ 100,000	$ 100,000
Preferred stock, shares issued	450,000	450,000	450,000
Preferred stock, shares outstanding	450,000	450,000	450,000
Non-Convertible Note Payable [Member]
Unamortized debt discount, current	$ 185,464	$ 162,390	$ 633,396
Unamortized debt discount, non current	$ 1,297,085	$ 1,642,823	$ 1,076,554